Description of Plan - Schedule of Participants Vested in Company Matching and Profit-Sharing Contributions (Details) - EBP 006 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Tranche One [Member]
EBP, Description of Plan [Line Items]
Vested Percentage	0.00%
Years of Vesting Service	2 years
EBP, Tranche Two [Member]
EBP, Description of Plan [Line Items]
Vested Percentage	25.00%
Years of Vesting Service	3 years
EBP, Tranche Three [Member]
EBP, Description of Plan [Line Items]
Vested Percentage	50.00%
Years of Vesting Service	4 years
EBP, Tranche Four [Member]
EBP, Description of Plan [Line Items]
Vested Percentage	75.00%
Years of Vesting Service	5 years
EBP, Tranche Five [Member]
EBP, Description of Plan [Line Items]
Vested Percentage	100.00%
Years of Vesting Service	5 years